Significant capital and funding transactions (Tables)	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Summary of Common Shares Issued
Common shares issued
(1)

	For the three months ended
	January 31, 2020		January 31, 2019
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	233	$18	159	$11
Purchased for cancellation (3)	(6,993)	(86)	(3,684)	(45)
	(6,760)	$(68)	(3,525)	$(34)

(1)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three months ended January 31, 2020 and January 31, 2019, our DRIP’s requirements were satisfied through open market share purchases.
(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)	During the three months ended January 31, 2020, we purchased for cancellation common shares at a total fair value of $727 million
(average cost of $104.02 per share), with a book value of $86 million (book value of $12.34 per share)
.
During the three months ended January 31, 2019, we purchased for cancellation common shares at a total fair value of $348 million (average cost of $94.40 per share), with a book value of $45 million (book value of $
12.25
per share).